Exhibit 99.1

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Pagaya Smartresi F1 Fund, LP
90 Park Avenue
New York, New York 10016
Independent Accountants’ Report
on Applying Agreed-Upon Procedures
We have performed the procedures described below, related to certain information with respect to a portfolio of single-family residential homes in connection with the proposed offering of Pagaya AI Technology in Housing Trust 2022-1, Single-Family Rental Pass-Through Certificates.  Pagaya Smartresi F1 Fund, LP (the “Company”) is responsible for the information provided to us, including the information set forth in the Selected Property Data File and Data File (each as defined herein).
The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Selected Property Data File and Data File.  Additionally, Nomura Securities International, Inc. (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
We performed certain procedures on earlier versions of the initial Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.
Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings
On June 15, 2022, representatives of the Company, provided us with a (i) computer-generated data file and related record layout, entitled “PATH 2022-1-Tape Template - Final 06.01.22_Including Non-Stabilized_V4.xlsx,” (the “Selected Property Data File”) containing data, as represented to us by the Company, as of the close of business June 15, 2022, with respect to 846 single-family residential homes (the “Properties”) and (ii) a listing (the “Selected Property Listing”) of 213 of the 846 Properties included on the Selected Property Data File (the “Selected Properties). We make no representations as to the selection criteria used in determining the Selected Properties.

Further, on July 7, 2022, representatives of the Company provided us with a computer-generated data file and related record layout entitled “PATH 2022-1-Tape Template - Final 06.01.22_Including Non-Stabilized_V12_Formulas.xlsx” (the “Data File”) containing data, as

Member of Deloitte Touche Tohmatsu

represented to us by the Company, as of the close of business June 15, 2022, with respect to each of the Properties.

From June 15, 2022 through July 6, 2022, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Properties.
At your request, for each of the (i) Properties set forth on the Data File, we compared certain characteristics (the “Property Characteristics” as indicated on Appendix B), except for those Property Characteristics  indicated on Appendix B as “None – Company Provided,” to the corresponding information set forth on or derived from the corresponding Source Document and found them to be in agreement and (ii) Selected Properties set forth on the Selected Property Data File, we compared certain characteristics (the “Selected Property Characteristics”) as indicated on Appendix C and found them to be in agreement, except as described in Appendix D.  Supplemental information is contained on Appendix E.
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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Properties underlying the Selected Property Data File or Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Properties, (iii) existence or ownership of the Properties or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.
It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Selected Property Data File or Data File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.
None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.
This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,
/s/ Deloitte & Touche LLP
July 8, 2022

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated July 8, 2022.

Source Documents
For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by representatives of the Company, with respect to each of the Properties (the “Source Documents”):
The settlement statements or HUD closing statements (collectively, the “Closing Statement”);
Electronic file entitled “UW Calculations Consolidated_V2.xlsx” (the “UW Assumption File”);
Residential lease agreements (the “Lease Agreement”);
SFR broker price opinions (the “BPO”);
Electronic file entitled “Zip To MSA_Delinated.xlsx” (the “MSA”);
Property manager electronic files entitled “GL1_RW Renovation Invoice - 6.1.22.xlsx,” “GL2_Final Version SMS Capex Invoice - 6.1.2022.xlsx” and “GL3_Capex Funding Master 05.31.2022.xlsx” (collectively, the “Property Manager Capex File”);
Property manager electronic files entitled “Closing Costs Detail Progress&Entera.csv,” “Closing Costs Detail RENU.csv” and “Closing Costs Detail RW.csv” (collectively the “Property Manager Closing Cost File”);
Radian lease electronic file entitled “Pagaya PATH 2022-1 Securitization Purchase and Lease Pass Fail 6-30-2022.xlsx” (the “Radian Lease File”);
Radian HOA electronic file entitled “PATH 2022-1 HOA Designations.xlsx”  (the “Radian HOA File”);
Electronic file entitled “Actual Annual Real Estate Taxes.xlsx” (the “Tax File”);
Property manager electronic files entitled “RW UW Rent Combined.xlsx,” “RENU AcquisitionPackages Combined.pdf,” “Progress Underwritten Rent.pdf,” “AcquisitionPackage - 6000 Nile Ct (1).pdf, “AcquisitionPackage - 5003 Higgins Street A.pdf,” “AcquisitionPackage - 3902 Plymouth Rock Dr (1).pdf,” “AcquisitionPackage - 312 Silver Fox Trail (1).pdf,” “AcquisitionPackage - 281 Silver Ridge Dr (1).pdf,” “AcquisitionPackage - 280 Johnstons Way (2).pdf,” “AcquisitionPackage - 50 Thrasher Rd (1).pdf,” “AcquisitionPackage - 42 Cobbler Cove (1).pdf” and “AcquisitionPackage - 27 Churchill Park DR (1).pdf” (collectively, the “Property Manager Estimate Rent File”); and
Property manager electronic files entitled “UW HOA ENTERA&Progress.csv,” “UW HOA RENU.csv” and “UW HOA RW.xlsx” (collectively the “Property Manager Estimate HOA File”).

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated July 8, 2022
	Property Characteristics	Source Document
1	Property ID	None – Company Provided
2	As of Date	None – Company Provided
3	Property Manager	None – Company Provided
4	Address	Lease Agreement/Closing Statement
5	City	Lease Agreement/Closing Statement
6	State	Lease Agreement/Closing Statement
7	Zip Code	Lease Agreement/Closing Statement
8	County	None – Company Provided
9	Closest MSA	MSA
10	Property Type	BPO
11	Condo?	Refer to calculation procedures
12	Year Built	None – Company Provided
13	Square Footage	None – Company Provided
14	Beds	None – Company Provided
15	Baths	None – Company Provided
16	Acquisition Type	Closing Statement
17	Acquisition Date	Closing Statement
18	Purchase Price	Closing Statement
19	Closing Cost	Property Manager Closing Cost File (1)
20	Other Allocated Costs	(2)
21	Total Capital Expenditures	Property Manager Capex File
22	Total Cost (Post Rehab)	Refer to calculation procedures
23	Rented	None – Company Provided
24	Contractual Rent/Month (Rented)	Lease Agreement/Radian Lease File (3)
25	Estimated Rent/Month (Not Rented)	Property Manager Estimate Rent File
26	Lease Start Date	Lease Agreement/Radian Lease File (3)
27	Date of Lease Expiration	Lease Agreement/Radian Lease File (3)
28	Remaining Lease Term	Refer to calculation procedures
29	Original Length of Lease (months)	Refer to calculation procedures
30	Month-to-Month	(4)
31	Tenant Monthly Rent Days DQ	None – Company Provided
32	Delinquent?	Refer to calculation procedures
33	Tenant Monthly Rent Amount DQ	None – Company Provided
34	Section 8 Flag (Yes/No)	Radian Lease File
35	Flood Zone	None – Company Provided
36	Pool	BPO

Property Characteristics	Source Document
37	HOA	Radian HOA File
38	BPO Value	BPO
39	BPO Date	BPO
40	BPO Provider	None – Company Provided
41	Underwritten Annual Gross Potential Rent	Refer to calculation procedures
42	Underwritten Annual Other Income	Refer to calculation procedures
43	Underwritten Annual Vacancy	Refer to calculation procedures
44	Underwritten Annual Credit Loss	Refer to calculation procedures
45	Underwritten Annual Effective Gross Income	Refer to calculation procedures
46	Actual Annual Real Estate Taxes	Tax File
47	Underwritten Annual HOA Fees	Property Manager Estimate HOA File
48	Underwritten Annual Insurance Costs	Refer to calculation procedures
49	Underwritten Annual Leasing and Marketing Expense	Refer to calculation procedures
50	Underwritten Annual Repairs and Maintenance Costs	Refer to calculation procedures
51	Underwritten Annual Turnover Costs	Refer to calculation procedures
52	Underwritten Annual Property Management Fee	Refer to calculation procedures
53	Underwritten Annual Operating Expense	Refer to calculation procedures
54	Underwritten Annual Net Operating Income	Refer to calculation procedures
55	Underwritten Annual Property CapEx	(5)
56	Underwritten Annual Net Cash Flow	Refer to calculation procedures
57	Tenant Move out Date	None – Company Provided
58	Months Vacant	None – Company Provided
59	Days Vacant	None – Company Provided
60	Vacant Properties Status	None – Company Provided
61	Carry Over Tenant	None – Company Provided
62	Months Since Acquisition	Refer to calculation procedures

(1)  At the request of representatives of the Company, Closing Cost differences of one dollar or less are deemed to be “in agreement” for purposes of our comparison.
(2)  At the request of representatives of the Company, for all Properties, we observed a value of zero on the Data File for the Other Allocated Costs.

(3)  At the instruction of representatives of the Company,  we compared such Property Characteristic to the Lease Agreement for the Selected Properties and the Radian Lease File for remaining 633 Properties included on the Data File.
(4)   At the request of representatives of the Company, for all Properties, we observed the Month-to-Month on the Data File as “No.”
(5)   At the request of representatives of the Company, for all Properties, we observed an Annual Property Capex equal to $750 on the Data File.

Calculation Procedures
With respect to Property Characteristic 11, for those Properties with Property Type of “Condominium,” we set Condo? to “Yes” and for all other Properties we set Condo? to “No.”
With respect to Property Characteristic 22, we recomputed the Total Cost (Post Rehab) as the sum of the (i) Purchase Price, (ii) Closing Cost, (iii) Other Allocated Costs and (iv) Total Capital Expenditures.  At the request of representatives of the Company, Total Cost (Post Rehab) differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 28, we recomputed the Remaining Lease Term by determining the number of months from and inclusive of the As of Date to and inclusive of the Date of Lease Expiration (but not less than zero).  At the request of representatives of the Company, Remaining Lease Term differences of thirty days or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 29, we recomputed the Original Length of Lease (months) by determining the number of months from and inclusive of the Lease Start Date to and inclusive of the Date of Lease Expiration.  At the request of representatives of the Company, Original Length of Lease (months) differences of thirty days or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 32, for those Properties with either Tenant Monthly Rent Days DQ of “N/A” or “N”, we set Delinquent? to “No” and for all other Properties to “Yes”.
With respect to Property Characteristic 41, for those Properties with Rented of “Vacant”, we recomputed the Underwritten Annual Gross Potential Rent as the product of the Estimated Rent/Month (Not Rented) and 12.  For all other Properties, we recomputed the Underwritten Annual Gross Potential Rent as the product of the Contractual Rent/Month (Rented) and 12. At the request of representatives of the Company, Underwritten Annual Gross Potential Rent differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 42, we recomputed the Underwritten Annual Other Income as the product of the Underwritten Annual Gross Potential Rent and 0.0057 (as set forth in the UW Assumption File).  At the request of representatives of the Company, Underwritten Annual Other Income differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 43, we recomputed the Underwritten Annual Vacancy as the product of the Underwritten Annual Gross Potential Rent and 0.05 (as set forth in the UW Assumption File).  At the request of representatives of the Company, Underwritten Annual Vacancy differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 44, we recomputed the Underwritten Annual Credit Loss as the product of the Underwritten Annual Gross Potential Rent and 0.0025 (as set forth in the UW Assumption File). At the request of representatives of the Company, Underwritten Annual Credit Loss differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.

With respect to Property Characteristic 45, we recomputed the Underwritten Annual Effective Gross Income by taking difference of the (i) sum of the (a) Underwritten Annual Gross Potential Rent and (b) Underwritten Annual Other Income and (ii) the sum of (a) Underwritten Annual Vacancy and (b) Underwritten Annual Credit Loss. At the request of representatives of the Company, Underwritten Annual Effective Gross Income differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 48, we recomputed the Underwritten Annual Insurance Costs as the sum of (i) product of (a) the Square Footage, (b) 0.005 (as set forth in UW Assumption File) and (c) $75 (as set forth in UW Assumption File) and (ii) $120 (as set forth in UW Assumption File). At the request of representatives of the Company, Underwritten Annual Insurance Costs differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 49, we recomputed the Underwritten Annual Leasing and Marketing Expense as the sum of (i) the product of (a) Underwritten Annual Gross Potential Rent divided by 12 and (b) 0.3333 (as set forth in UW Assumption File) and (ii) the product of (a) $250 and (b) 0.6666 (each as set forth in the UW Assumption File). At the request of representatives of the Company, Underwritten Annual Leasing and Marketing Expense differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 50, for those Properties with Property Manager of “RENU”, we set the Underwritten Annual Repairs and Maintenance Costs to $1,200.  For all other Properties, as the product of the Underwritten Annual Gross Potential Rent and 0.07 (as set forth in the UW Assumption File). At the request of representatives of the Company, Underwritten Annual Repairs and Maintenance Costs differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 51, we recomputed the Underwritten Annual Turnover Costs as the sum of (i) product of (a) Underwritten Annual Gross Potential Rent divided by 12 and (b) 0.33 (as set forth in the UW Assumption File) and (ii) $59 (as set forth in the UW Assumption File).  At the request of representatives of the Company, Underwritten Annual Turnover Costs differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 52, for those Properties with Property Manager of “RENU” or “Progress”, we recomputed the Underwritten Annual Property Management Fee as the product of the Underwritten Annual Gross Potential Rent and 8.0% (as set forth in the UW Assumption File).  For all other Properties, we recomputed the Underwritten Annual Property Management Fee as the product of the Underwritten Annual Gross Potential Rent and 7.0% (as set forth in the UW Assumption File).  At the request of representatives of the Company, Underwritten Annual Property Management Fee differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.

With respect to Property Characteristic 53, we recomputed the Underwritten Annual Operating Expense as the sum of (i) Actual Annual Real Estate Taxes, (ii) Underwritten Annual HOA Fees, (iii) Underwritten Annual Insurance Costs, (iv) Underwritten Annual Leasing and Marketing Expense, (v) Underwritten Annual Repairs and Maintenance Costs, (vi) Underwritten Annual Turnover Costs and (vii) Underwritten Annual Property Management Fee. At the request of representatives of the Company, Underwritten Annual Operating Expense differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 54, we recomputed the Underwritten Annual Net Operating Income by subtracting the Underwritten Annual Operating Expense from the Underwritten Annual Effective Gross Income.  At the request of representatives of the Company, Underwritten Annual Net Operating Income differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 56, we recomputed the Underwritten Annual Net Cash Flow by subtracting the Underwritten Annual Property CapEx from the Underwritten Annual Net Operating Income. At the request of representatives of the Company, Underwritten Annual Net Cash Flow differences of one dollar or less was deemed to be “in agreement” for purposes of our comparison.
With respect to Property Characteristic 62, we recomputed the Months Since Acquisition by determining the number of months from and inclusive of the Acquisition Date to and inclusive of the As of Date.  At the request of representatives of the Company, Months since Acquisition differences of thirty days or less was deemed to be “in agreement” for purposes of our comparison.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated July 8, 2022

	Selected Property Characteristics	Source Document
1	Lease Start Date	Lease Agreement
2	Date of Lease Expiration	Lease Agreement
3	Contractual Rent/Month (Rented)	Lease Agreement

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated July 8, 2022.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	One difference in Lease Start Date
2	One difference in Date of Lease Expiration
3	One difference in Contractual Rent/Month (Rented)

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated July 8, 2022.

Supplemental Information Related to the Findings Set Forth on this Appendix D

Exception Description Number	Selected Property number	Selected Property Characteristic	Selected Characteristic set forth on the Selected Property Data File	Selected Characteristic set forth on or derived from the Lease Agreement
1	23769665	Lease Start Date	6/9/2021	7/16/2021
2	1160	Date of Lease Expiration	8/31/2021	8/31/2023
3	1160	Contractual Rent/Month (Rented)	$1,395	$1,345

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.